Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0001608530
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000144520
Shareholder Report [Line Items]
Fund Name	Intermediate Tax-Free High Yield Fund
Class Name	Investor Class
Trading Symbol	PRIHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - Investor Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 101,100,000
Holdings Count | Holding	384
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,100
Number of Portfolio Holdings	384

Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.2%
AA Rated	4.8
A Rated	17.2
BBB Rated	25.5
BB Rated and Below	15.2
Not Rated	36.9
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193185
Shareholder Report [Line Items]
Fund Name	Intermediate Tax-Free High Yield Fund
Class Name	I Class
Trading Symbol	TFHAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - I Class	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 101,100,000
Holdings Count | Holding	384
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$101,100
Number of Portfolio Holdings	384

Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.2%
AA Rated	4.8
A Rated	17.2
BBB Rated	25.5
BB Rated and Below	15.2
Not Rated	36.9
Reserves	0.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless